Income Taxes (Tables)	12 Months Ended
Mar. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The Company’s deferred tax assets are as follows:

	As of March 31,
	2012	2011
Net operating loss carryforwards	$101,335	$8,930
Total deferred tax assets	101,355	8,930
Less: valuation allowance	(101,355)	(8,930)
Net deferred tax assets	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	For the Year Ended March 31, 2012	For the Period September 3, 2010 (inception) through March 31, 2011
Tax benefit at federal statutory rate	(34.0)%	(34.0)%
State income tax	(6.0)%	(6.0)%
Permanent difference:
Meals and entertainment	0.2%	-%
Increase in valuation allowance	39.8%	40.0%
Effective income tax rate	-%	-%